Other operating income and expense (Tables)	12 Months Ended
Dec. 31, 2020
Other operating income and expense
Other operating income

	Year Ended December 31,
	2020	2019	2018
	(€ in thousands)
Government grant income	321	21	11
Amortization of gain on sale and leaseback transactions	--	--	119
Reimbursement of transaction costs	68	127	121
Gains from foreign exchange transactions	849	1,657	794
Other	365	338	252
Total	1,603	2,143	1,297

Other operating expense

	Year Ended December 31,
	2020	2019	2018
	(€ in thousands)
Impairment loss on trade receivables	120	60	224
Losses from foreign exchange transactions	2,545	880	511
Impairment loss on inventory	100	--	--
Other	34	5	16
Total	2,799	945	751